ACCUMULATED OTHER COMPREHENSIVE INCOME - DSS HOLDINGS L.P. AND SUBSIDIARIES (Details) - DSS holding - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Mar. 31, 2018
Accumulated other comprehensive income - Beginning balance	$ 4,387,165	$ 6,129,921	$ 4,521,480
Other comprehensive (loss) income before reclassifications		(2,933,839)	991,170
Amounts reclassified from Accumulated other comprehensive income		1,191,083	617,271
Other comprehensive (loss) income for the period		(1,742,756)	1,608,441
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ 4,387,165	$ 6,129,921	$ 4,521,480